                     INTERMEDIATE TAX FREE PORTFOLIO                           7
                     -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
========================================================================================================================
December 31, 1995
------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
    Investments, at Value (Cost $20,438,516)                                                                 $21,902,889
------------------------------------------------------------------------------------------------------------------------
    Cash                                                                                                          20,065
------------------------------------------------------------------------------------------------------------------------
    Interest and Other Receivables                                                                               342,956
------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                     1,576
------------------------------------------------------------------------------------------------------------------------
    Due from Bankers Trust                                                                                         4,843
------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                              22,272,329
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                    19,625
------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                             19,625
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $22,252,704
========================================================================================================================
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                          $20,788,331
------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                  1,464,373
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                $22,252,704
========================================================================================================================

STATEMENT OF OPERATIONS
========================================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
    Interest                                                                                                  $1,308,894
------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------
    Advisory                                                                            $ 96,572
------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                           12,072
------------------------------------------------------------------------------------------------------------------------
    Professional                                                                          14,493
------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                               1,867
------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                          2,212
------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                       127,216
------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                             (18,572)                108,644
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                          1,200,250
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain from SecuritiesTransactions                                                                373,137
------------------------------------------------------------------------------------------------------------------------
    Net Unrealized Appreciation on Securities                                                                  1,660,679
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                                 2,033,816
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    $3,234,066
========================================================================================================================

                  See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                           8
                     -----------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                                        For the                 For the
                                                                                     year ended              year ended
                                                                                       December                December
                                                                                       31, 1995                31, 1994
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                           $  1,200,250            $  1,347,292
-----------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                373,137              (1,317,949)
------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities                           1,660,679              (1,188,059)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                              3,234,066              (1,158,716)
------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                     4,536,602              11,949,297
-----------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                       (10,844,181)            (17,209,743)
------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital Transactions                              (6,307,579)             (5,260,446)
------------------------------------------------------------------------------------------------------------------------

   TOTAL DECREASE IN NET ASSETS                                                      (3,073,513)             (6,419,162)
========================================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                 25,326,217              31,745,379
-----------------------------------------------------------------------------------------------------------------------
   End of Year                                                                     $ 22,252,704            $ 25,326,217
=======================================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Intermediate Tax Free Portfolio.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For the period
                                                                                                                      July 20, 1992
                                                                     For the year ended December 31,                  (Commencement
                                                               --------------------------------------------       of Operations) to
                                                                   1995              1994            1993         December 31, 1992
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                                       4.97%             4.58%           4.29%                    4.11%*

Ratio of Expenses to Average Net Assets                            0.45%             0.45%           0.45%                    0.45%*

Decrease Reflected in Above Ratio of Expenses
  to Average Net Assets Due to Absorption of
  Expenses by Bankers Trust                                        0.08%             0.14%           0.18%                    0.43%*

Portfolio Turnover Rate                                              95%              118%             40%                     132%

Net Assets, End of Period (000's omitted)                        $22,253           $25,326         $31,745                   $9,995

* Annualized



                  See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                           9
                     -----------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
====================================================================================
December 31, 1995

PRINCIPAL
AMOUNT             DESCRIPTION                                                 VALUE
====================================================================================
                   ARIZONA - 5.42%
------------------------------------------------------------------------------------
$1,080,000         Phoenix Arizona Series C,
                   6.375%, 7/1/02                                        $ 1,206,328
====================================================================================
                   CALIFORNIA - 5.95%
------------------------------------------------------------------------------------
 1,000,000         California State, 6.20%, 11/1/02                        1,102,570
------------------------------------------------------------------------------------
   205,000         California State Maturities,
                   5.90%, 9/1/02                                             222,179
------------------------------------------------------------------------------------
                                                                           1,324,749
====================================================================================
                   CONNECTICUT - 3.78%
------------------------------------------------------------------------------------
   500,000         Connecticut State Special Tax
                   Obligatory Revenue, Transportation
                   Infrastructure Series B, 5.90%, 9/1/05                    545,560
------------------------------------------------------------------------------------
   275,000         Connecticut State Special Tax
                   Obligatory Revenue, Transportation
                   Series A, 6.75%, 2/15/99                                  295,553
------------------------------------------------------------------------------------
                                                                             841,113
====================================================================================
                   DELAWARE - 2.55%
------------------------------------------------------------------------------------
   520,000         Delaware Transportation Authority,
                   6.10%, 7/1/02                                             566,322
====================================================================================
                   FLORIDA - 7.10%
------------------------------------------------------------------------------------
   550,000         Dade County Florida Aviation
                   Revenue Reference Series E,
                   5.40%, 10/1/07                                            576,565
------------------------------------------------------------------------------------
 1,000,000         Tampa Florida Water and Sewer
                   Revenue, 5.00%, 10/1/08                                 1,003,900
------------------------------------------------------------------------------------
                                                                           1,580,465
====================================================================================
                   ILLINOIS - 8.19%
------------------------------------------------------------------------------------
   700,000         Illinois State, 5.60%, 10/1/99                            734,167
------------------------------------------------------------------------------------
 1,000,000         Illinois State Sales Tax Series Q,
                   6.00%, 6/15/12                                          1,088,320
------------------------------------------------------------------------------------
                                                                           1,822,487
====================================================================================
                   INDIANA - 1.49%
------------------------------------------------------------------------------------
   300,000         Indiana University Revenue, Student
                   Fees Series H, 6.60%, 8/1/01                              331,902
====================================================================================
                   KANSAS - 4.64%
------------------------------------------------------------------------------------
 1,000,000         Kansas State Department of
                   Transportation Highway Revenue,
                   5.10%, 3/1/05                                           1,032,850
====================================================================================
                   KENTUCKY - 2.83%
------------------------------------------------------------------------------------
   600,000         Kentucky State Turnpike Authority
                   Economic Development Road
                   Revenue, 5.625%, 7/1/10                                   629,562
====================================================================================
                   MICHIGAN - 3.40%
------------------------------------------------------------------------------------
   500,000         Michigan State Building Authority
                   (AMBAC Insured) Series I,
                   6.00%, 10/1/02+                                           545,515
------------------------------------------------------------------------------------
   200,000         Michigan State Housing
                   Development Authority Single
                   Family Mortgage Revenue Series B,
                   6.30%, 12/1/03                                            210,414
------------------------------------------------------------------------------------
                                                                             755,929
====================================================================================
                   NEBRASKA - 1.44%
------------------------------------------------------------------------------------
   300,000         Nebraska Public Power District
                   Revenue, 5.70%, 1/1/05                                    320,799
====================================================================================
                   NEVADA - 2.40%
------------------------------------------------------------------------------------
   500,000         Clark County, Nevada (AMBAC
                   Insured), 5.70%, 7/1/03+                                  534,410
====================================================================================
                   NEW JERSEY - 1.09%
------------------------------------------------------------------------------------
   225,000         New Jersey State Turnpike
                   Authority Series A, 6.00%, 1/1/05                         241,654
====================================================================================
                   NEW YORK - 27.62%
------------------------------------------------------------------------------------
   500,000         New York City, New York G.O.,
                   5.625%, 8/1/01                                            510,650
------------------------------------------------------------------------------------
   400,000         New York City, New York G.O.,
                   Series B, Variable Rate Daily
                   Demand Note, 10/1/20                                      400,000
------------------------------------------------------------------------------------
   700,000         New York City, New York G.O.,
                   Subseries A-5, Variable Rate Daily
                   Demand Note, 8/1/15                                       700,000
------------------------------------------------------------------------------------
   500,000         New York City, New York G.O.,
                   Subseries B-2, Variable Rate Daily
                   Demand Note, 8/15/21                                      500,000
------------------------------------------------------------------------------------
 1,000,000         New York State Environmental
                   Facility Corporation Pollution
                   Control Revenue, 5.75%, 6/15/10                         1,070,670
------------------------------------------------------------------------------------
 1,000,000         New York State G.O., Series B,
                   5.50%, 8/15/06                                          1,052,150
------------------------------------------------------------------------------------
 1,000,000         New York State Power Authority
                   Revenue and General Purpose
                   Series CC (AMBAC Insured),
                   5.125%, 1/1/10+                                         1,003,220
------------------------------------------------------------------------------------
   900,000         Triborough Bridge and Tunnel
                   Authority New York Revenue
                   General Purpose Series A,
                   5.00%, 1/1/07                                             908,730
------------------------------------------------------------------------------------
                                                                           6,145,420
====================================================================================
                   OHIO - 4.98%
------------------------------------------------------------------------------------
 1,000,000         Ohio State Building Authority
                   Series A, 6.50%, 10/1/01                                1,108,080
====================================================================================
                   TEXAS - 12.15%
------------------------------------------------------------------------------------
 1,000,000         Austin, Texas Utility System
                   Revenue Series A, 6.00%, 11/15/04                       1,094,760
------------------------------------------------------------------------------------
   175,000         Garland, Texas Independent School
                   District, Series A, 6.40%, 2/15/98                        179,645
------------------------------------------------------------------------------------



                 See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                          10
                     -----------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
=============================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT           DESCRIPTION                                                                            VALUE
=============================================================================================================
$  500,000       Texas State, G.O., Series A,
                 6.00%, 10/1/06                                                                     $ 551,900
-------------------------------------------------------------------------------------------------------------
   300,000       Texas Water Reserve Finance
                 Authority Revenue, 7.30%,
                 8/15/04                                                                              323,373
-------------------------------------------------------------------------------------------------------------
   500,000       University of Texas, 6.50%,
                 8/15/01                                                                              553,515
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,703,193
=============================================================================================================
                 WASHINGTON - 2.44%
-------------------------------------------------------------------------------------------------------------
   500,000       Washington State Series B,
                 6.00%, 5/1/02                                                                        543,370
=============================================================================================================
                 WISCONSIN - 0.96%
-------------------------------------------------------------------------------------------------------------
   200,000       Wisconsin State Transportation
                 Revenue Series A, 6.00%, 7/1/00                                                      214,256
=============================================================================================================
TOTAL INVESTMENTS
(Cost $20,438,516)                                                             98.43%             $21,902,889
-------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                           1.57%                 349,815
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                    100.00%             $22,252,704
=============================================================================================================

+ Insured by American Municipal Bond Assurance Corporation ("AMBAC")



                  See Notes to Financial Statements on Page 13

                     INTERMEDIATE TAX FREE PORTFOLIO                          13
                     -----------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Intermediate Tax Free Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on July 20, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $12,072.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.40 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $96,572.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.45 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $18,572.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995, were $20,691,846 and $22,854,169, respectively. The cost of investment for federal income tax purposes was substantially the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all investments was $1,464,373.

                     INTERMEDIATE TAX FREE PORTFOLIO                          14
                     -----------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Intermediate Tax Free Portfolio:

We have audited the accompanying statement of assets and liabilities of the Intermediate Tax Free Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 20, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Intermediate Tax Free Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996